Janus Henderson Large Cap Value Fund

Schedule of Investments (unaudited)

March 31, 2020

Shares or Principal Amounts		Value
Common Stocks – 95.3%
Aerospace & Defense – 2.9%
Raytheon Co	10,077	$1,321,599
United Technologies Corp*	9,778	922,359
		2,243,958
Air Freight & Logistics – 1.0%
United Parcel Service Inc	8,141	760,532
Auto Components – 0.6%
Aptiv PLC	9,329	459,360
Banks – 12.0%
Citigroup Inc	34,920	1,470,830
Citizens Financial Group Inc	50,414	948,287
Fifth Third Bancorp	50,646	752,093
M&T Bank Corp	16,096	1,664,809
PNC Financial Services Group Inc	14,281	1,366,977
US Bancorp	56,712	1,953,728
Wells Fargo & Co	41,449	1,189,586
		9,346,310
Beverages – 1.0%
PepsiCo Inc	6,204	745,100
Biotechnology – 2.0%
Gilead Sciences Inc	20,492	1,531,982
Capital Markets – 2.2%
Charles Schwab Corp	50,267	1,689,977
Chemicals – 6.3%
Corteva Inc	64,491	1,515,539
DuPont de Nemours Inc	34,567	1,178,735
Nutrien Ltd	37,676	1,278,723
WR Grace & Co	25,260	899,256
		4,872,253
Commercial Services & Supplies – 0.5%
Republic Services Inc	5,431	407,651
Communications Equipment – 2.5%
Cisco Systems Inc	21,824	857,901
F5 Networks Inc*	9,907	1,056,383
		1,914,284
Consumer Finance – 1.1%
Discover Financial Services	23,599	841,776
Diversified Financial Services – 3.8%
Berkshire Hathaway Inc*	16,056	2,935,519
Electric Utilities – 7.8%
Entergy Corp	18,602	1,748,030
Evergy Inc	44,078	2,426,494
PPL Corp	76,481	1,887,551
		6,062,075
Entertainment – 1.8%
Electronic Arts Inc*	13,812	1,383,548
Equity Real Estate Investment Trusts (REITs) – 6.8%
Camden Property Trust	10,503	832,258
Equity Residential	24,841	1,532,938
Public Storage	11,999	2,383,121
Weyerhaeuser Co	32,180	545,451
		5,293,768
Food & Staples Retailing – 0.9%
Walgreens Boots Alliance Inc	15,537	710,818
Food Products – 0.4%
Lamb Weston Holdings Inc	5,677	324,157
Health Care Equipment & Supplies – 1.0%
Medtronic PLC	4,459	402,113
Stryker Corp	2,513	418,389
		820,502
Health Care Providers & Services – 1.8%
Laboratory Corp of America Holdings*	11,435	1,445,270
Household Products – 0.9%
Procter & Gamble Co	6,746	742,060
Industrial Conglomerates – 2.8%
3M Co	6,691	913,388
Honeywell International Inc	9,324	1,247,458
		2,160,846

Shares or Principal Amounts		Value
Common Stocks – (continued)
Information Technology Services – 1.0%
Global Payments Inc	5,532	$797,880
Insurance – 6.0%
American International Group Inc	18,936	459,198
Chubb Ltd	15,059	1,681,940
Hartford Financial Services Group Inc	46,625	1,643,065
RenaissanceRe Holdings Ltd	6,212	927,576
		4,711,779
Interactive Media & Services – 1.2%
Alphabet Inc - Class A*	804	934,208
Life Sciences Tools & Services – 0.8%
Agilent Technologies Inc	9,122	653,318
Media – 2.2%
Fox Corp - Class B	74,271	1,699,321
Oil, Gas & Consumable Fuels – 4.1%
Chevron Corp	21,828	1,581,657
ConocoPhillips	27,396	843,797
Marathon Petroleum Corp	31,631	747,124
		3,172,578
Personal Products – 3.0%
Unilever PLC (ADR)	46,099	2,331,226
Pharmaceuticals – 8.5%
Johnson & Johnson	24,531	3,216,750
Merck & Co Inc	9,464	728,160
Pfizer Inc	83,061	2,711,111
		6,656,021
Road & Rail – 0.8%
Union Pacific Corp	4,247	598,997
Semiconductor & Semiconductor Equipment – 1.1%
Maxim Integrated Products Inc	12,354	600,528
Texas Instruments Inc	3,001	299,890
		900,418
Software – 6.5%
Check Point Software Technologies Ltd*	11,981	1,204,570
Citrix Systems Inc	11,109	1,572,479
Oracle Corp	47,190	2,280,693
		5,057,742
Total Common Stocks (cost $82,584,380)		74,205,234
Repurchase Agreements – 4.2%
ING Financial Markets LLC, Joint repurchase agreement, 0.0100%, dated 3/31/20, maturing 4/1/20 to be repurchased at $3,300,001 collateralized by $3,187,271 in U.S. Treasuries 0% - 2.8750%, 4/23/20 - 8/15/45 with a value of $3,366,005 (cost $3,300,000)	$3,300,000	3,300,000
Total Investments (total cost $85,884,380) – 99.5%		77,505,234
Cash, Receivables and Other Assets, net of Liabilities – 0.5%		372,145
Net Assets – 100%		$77,877,379

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$72,690,715	93.8%
United Kingdom	2,331,226	3.0
Canada	1,278,723	1.6
Israel	1,204,570	1.6

Total	$77,505,234	100.0%

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2020.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$74,205,234	$-	$-
Repurchase Agreements	-	3,300,000	-
Total Assets	$74,205,234	$3,300,000	$-

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2020 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.